Debt (Details-Components of long-term debt) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Term loan balance	$ 72,500	$ 77,000	$ 48,524
Less unamortized loan origination costs	(2,957)	(3,334)	(820)
Total borrowed	69,543	73,666	47,704
Less short-term loan balance		(22,666)
Long-term loan balance	$ 69,543	$ 51,000	$ 47,024